PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6	-	PROPERTY AND EQUIPMENT, NET

A.	Property and equipment, net consists of the following:
	US dollars
	December 31,
(in thousands)	2025	2024
Cost:
Operating equipment (*)	64,754	50,748
Office furniture, equipment and computers	63,811	53,015
Land	1,734	1,546
Buildings	5,686	5,019
Vehicles	12,944	10,865
Leasehold improvements	12,018	9,821
	160,947	131,014
Less – accumulated depreciation (**)	(121,561)	(97,934)
Total property and equipment, net	39,386	33,080

(*)	As of December 31, 2025 and 2024, an amount of US$ 46.8 million and US$ 34.0 million is subject to operating lease transactions, respectively.

(**)	As of December 31, 2025 and 2024, an amount of US$ 31.9 million and US$ 23.1 million is subject to operating lease transactions, respectively.

B.
During the years ended December 31, 2025, 2024 and 2023, depreciation expenses were US$ 14.9 million, US$ 14.9 million and US$ 15.8 million, respectively and additional property and equipment were purchased in an amount of US$ 18.6 million, US$ 10.5 million and US$ 10.7 million, respectively.